SHARE CAPITAL AND SHARE BASED COMPENSATION - Performance based RSU's (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average assumptions used:
Expected dividend yield		0.00%
Implied volatility term		10 months 24 days
Weighted average grant date fair value per share
Compensation cost recognized in the consolidated statement of income		$ 2,274	$ 7,148	$ 11,748
RSU cost capitalized		110	608	421
Restricted Stock Units, Time And Performance Based
Weighted average grant date fair value per share
Unrecognized compensation cost		$ 5,900
Weighted average period of recognition for unrecognized compensation cost (in years)		1 year 10 months 24 days
Performance based restricted stock units
Share options:
Award vesting period (in years)		3 years
Number of shares authorized for grant		159,430
Weighted average assumptions used:
Remaining performance period (in years)	2 years 9 months 18 days	2 years 2 months 15 days
Expected term of options (in years)	3 years
Expected dividend yield	0.00%
Risk free interest rate	0.42%
Expected volatility of common stock	84.00%
Share price (in dollars per share)	$ 7.49
Nonvested, Number of Shares
Granted during the year (in shares)		159,000
Nonvested RSUs (in shares)		159,000
Weighted average grant date fair value per share
Granted during the year (in dollars per share)		$ 6.25
Nonvested RSUs (in dollars per share)		$ 6.25
Compensation cost recognized in the consolidated statement of income		$ 2,739	1,124	0
RSU cost capitalized		$ 295	$ 0	$ 0
Performance based restricted stock units | Minimum
Share options:
Award vesting rights %		0.00%
Performance based restricted stock units | Maximum
Share options:
Award vesting rights %		100.00%